Leases - Summary of Consolidated Statement of Financial Position Amounts Relating to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets [Line Items]
Right-of-use assets	$ 45,555	$ 88,393
Lease liabilities
Non-current lease liabilities (Note 16)	31,724	72,570
Current lease liabilities (Note 16)	13,359	16,432
Total	45,083	89,002
Land and Buildings
Right Of Use Assets [Line Items]
Right-of-use assets	31,172	69,434
Plant and Machinery
Right Of Use Assets [Line Items]
Right-of-use assets	$ 14,383	$ 18,959